Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Premiums (net of reinsurance ceded of $32,920, $30,271 and $30,578	$ 38,037	$ 43,806	$ 45,087
Contract charges (net of reinsurance ceded of $26,401, $28,097 and $29,092)	55,688	54,845	52,063
Net investment income	346,195	356,269	368,695
Realized capital gains and losses:
Total other-than-temporary impairment losses	(2,195)	(21,804)	(45,075)
Portion of loss recognized in other comprehensive income	(3,259)	2,226	2,479
Net other-than-temporary impairment losses recognized in earnings	(5,454)	(19,578)	(42,596)
Sales and other realized capital gains and losses	23,197	62,485	(3,253)
Realized capital gains and losses	17,743	42,907	(45,849)
Total Revenues	457,663	497,827	419,996
Costs and expenses
Contract benefits (net of reinsurance ceded of $16,258, $24,285 and $25,524)	180,914	184,166	182,786
Interest credited to contractholder funds (net of reinsurance ceded of $6,032, $6,855 and $8,457)	144,340	154,447	168,085
Amortization of deferred policy acquisition costs	13,145	11,102	12,370
Operating costs and expenses	41,564	41,880	43,558
Total costs and expenses	379,963	391,595	406,799
Income from operations before income tax expense	77,700	106,232	13,197
Income tax expense	27,546	37,362	4,818
Net income	50,154	68,870	8,379
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	48,626	53,507	116,418
Change in unrealized foreign currency translation adjustments	(417)	(170)
Other comprehensive income, after-tax	48,209	53,337	116,418
Comprehensive income	$ 98,363	$ 122,207	$ 124,797